COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Debt consists of the following:

	Maturity	Interest	December 31,
	Date	Rate	2016	2015

Senior secured term notes	29-Jul-18	LIBOR + 9.75%	$15,620,759	$20,513,892
Less: debt discount			(1,425,167)	(2,150,263)

Total senior-term notes, net of discount			$14,195,592	$18,363,629

	Maturity	Interest	December 31,
	Date	Rate	2016	2015

Convertible Note	10-Oct-18	11.00%	$500,000	$500,000
Less: debt discount			—	(5,849)

Total convertible note			$500,000	$494,151

	Maturity	Late	December 31,
	Date	Fee	2016	2015
iRunway trade payable	On Demand	1.5% per month	$191,697	$494,244

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Note payable	31-Jan-17	NA	$103,000	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Sichenzia trade payable	On Demand	NA	$—	$45,000

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Medtech LLC note payable	On Demand	28.00%	$—	$2,953,779

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Afco financing	On Demand	4.82%	$—	$56,258

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Siemens	30-Sep-17	NA	$1,672,924	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Dominion Harbor	15-Oct-17	NA	$125,000	$200,000

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
Oil & Gas	On Demand	NA	$944,296	$—

	Maturity	Interest	December 31,
	Date	Rate	2016	2015
3dnano Liscense Fee	31-Jan-17	NA	$100,000	$—

	2016	2015
Total	$17,832,509	$22,607,061
Less: current portion	(13,162,007)	(10,383,177)

Total, net of current portion	$4,670,502	$12,223,884

Senior Secured Term Notes:

On January 29, 2015, the Company and certain of its subsidiaries entered into a series of Agreements including a Securities Purchase Agreement with DBD Credit Funding LLC, (“DBD”) an affiliate of Fortress Credit Corp., under which the terms of the notes were:

(i)	$15,000,000 original principal amount of Fortress Notes (the “Initial Note”);
(ii)

a right to receive a portion of certain proceeds from monetization net revenues received by the Company (the “Revenue Stream”, after receipt by the Company of $15,000,000 of monetization net revenues and repayment of the Fortress Notes);

(iii)	a five-year Fortress Warrant to purchase 100,000 shares of the Company’s Common Stock exercisable at $7.44 per share, subject to adjustment; and
(iv)	134,409 shares of the Issuer’s Common Stock (the “Fortress Shares”).

On February 12, 2015, the Company issued an additional $5,000,000 of Notes (which  increase proportionately the Revenue Stream).

The Initial Note matures on July 29, 2018. Additional Notes issued pursuant to the Fortress Purchase Agreement mature 42 months after issuance. The unpaid principal amount of the Initial Note plus the additional $5,000,000 note (including any PIK Interest, as defined below) bear cash interest at a rate equal to LIBOR plus 9.75% per annum payable on the last business day of each month. Interest is paid in cash except that 2.75% per annum of the interest due on each Interest Payment Date shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest. Monthly principal payments are due commencing one year after the anniversary dates of the loans.

The terms of the Fortress Warrant provide that until January 29, 2020, the Warrant may be exercised for cash or on a cashless basis. Exercisability of the Fortress Warrant is limited if, upon exercise, the holder would beneficially own more than 4.99% of the Company’s Common Stock. The exercise price of the warrant is $7.44 and the warrant fair value was determined to be $318,679 utilizing the Black-Scholes model, with the fair value of the warrants recorded as additional paid-in capital and reducing the carrying value of the Notes. As of December 31, 2016, and 2015 the unamortized discount on the Notes was $1,425,167 and $2,150,263; respectively.

Senior Secured Term Note Amendment

On January 10, 2017  the Company and certain of its subsidiaries entered into the Amended and Restated Revenue Sharing and Securities Purchase Agreement  (“ARRSSPA”) with DBD Credit Funding LLC, under which the Company and DBD amended and restated the Revenue Sharing and Securities Purchase Agreement dated January 29, 2015 (the “Original Agreement”) pursuant to which (i) Fortress purchased $20,000,000 in promissory notes, of which $15,620,759 is currently outstanding (less $4,500,000 that is currently held in a cash collateral account), (ii) an interest in the Company’s revenues from certain activities and warrants to purchase 100,000 shares of the Company’s common stock. The ARRSSPA amends and restates the Original Agreement to provide for (i) the sale by the Company of a $4,500,000 promissory note (the “New Note”) and (ii) the insurance of additional warrants to purchase 187,500 shares of common stock (the “New Warrant”). Pursuant to the ARRSSPA, Fortress acquired an increased revenue stream right to certain revenues generated by the Company through monetization of our patent portfolio (“Monetization Revenues”). The ARRSSPA increases the revenue stream basis to $1,225,000. The ARRSSPA provides for the potential issuance of up to $7,500,000 of additional notes (the “Additional Notes”), of which not more than $3,750,000 shall be made prior to June 30, 2017 and of which not more than $3,750,000 shall be made available during the period following June 30, 2017 and on or prior to December 31, 2017 and not more than two such issuances shall occur under the ARRSSPA.

The unpaid principal amount of the New Note (including any PIK Interest, as defined below) shall bear cash interest at a rate equal to LIBOR plus 9.75% per annum; provided that upon and during the continuance of an Event of Default (as defined in the Initial Note), the interest rate shall increase by an additional 2% per annum.

Interest on the Initial Note shall be paid on the last business day of each calendar month (the “Interest Payment Date”), commencing January 31, 2017. Interest shall be paid in cash except that 2.75% per annum of the interest due on each Interest Payment Date shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest, effective as of the applicable Interest Payment Date (“PIK Interest”). PIK Interest shall be treated as added principal of the New Note for all purposes, including interest accrual and the calculation of any prepayment premium. The Company paid a structuring fee of 2.0% of the New Note and would pay a 2.0% fee upon the issuance of any Additional Notes. The proceeds of the New Note and any Additional Notes may be used for working capital purposes, portfolio acquisitions, growth capital and other general corporate purposes.

The ARRSSPA contains certain customary events of default, and also contains certain covenants including a requirement that the Company maintain minimum liquidity of $1,250,000 in unrestricted cash and cash equivalents.

The terms of the New Warrants provide that from July 10, 2017 until January 10, 2022, the Warrant may be exercised for cash or on a cashless basis. Exercisability of the Warrant is limited if, upon exercise, the holder would beneficially own more than 4.99% of the Issuer’s Common Stock.

Pursuant to the ARSSPA, as security for the payment and performance in full of the Secured Obligations (as defined in the Security Agreement entered in favor of the Note purchasers (the “Security Agreement”) the Company and certain subsidiaries executed and delivered in favor of the purchasers a Security Agreement and a Patent Security Agreement, including a pledge of the Company’s interests in certain of its subsidiaries. As further set forth in the Security Agreement, repayment of the Note Obligations (as defined in the Notes) is secured by a first priority lien and security interest in all the assets of the Company, subject to certain permitted liens. Certain subsidiaries of the Company also executed guarantees in favor of the purchasers (each, a “Guaranty”), guaranteeing the Note Obligations.

Convertible Note

In two transactions, on October 9, 2014 and October 16, 2014, the Company sold an aggregate $5,550,000 of principal amount of convertible notes (“Convertible Notes”) along with two-year warrants to purchase 129,499 shares of the Company’s Common Stock. The Convertible Notes are convertible into shares of the Company’s Common Stock at $7.50 per share and the Warrants have an exercise price of $8.25 per share. The Notes mature on October 10, 2018 and bear interest at the rate of 11% per annum, payable quarterly in cash on each of the three, six, nine and twelve month anniversaries of the issuance date and on each conversion date. The Notes may become secured by a security interest granted to the holder in certain future assets under certain circumstances.  In the event the Company’s Common Stock trades at a price of at least $27.00 per share for four out of eight trading days, the Notes will be mandatorily converted into Common Stock of the Company at the then applicable conversion price per share. The Company repaid the Convertible Notes for all but one holder in early 2015.

iRunway

The Company converted a set of outstanding invoices related to work performed by one of the Company’s vendors to a short-term payable whereby the Company agreed to pay iRunway over time for the open invoices, subject to a payment schedule as defined. To the extent that the Company does not make payments according to that schedule, the remaining balance accrues interest at 1.5% per month. As of December 31, 2016 and 2015, principal in the amount of $191,697 and $494,244 remained outstanding and the Company expects to repay the open balance during the year ended December 31, 2017.

Note Payable

The Company entered into a short term advance with an officer related to funds the Company was transferring from its European subsidiaries. The advance carried no interest and as of December 31, 2016, principal in the amount of $103,000 was outstanding, which was subsequently repaid by the Company in January 2017.

Sichenzia Trade Payable

The Company converted a set of outstanding invoices related to work performed by Company’s primary outside law firms to a trade payable whereby the Company agreed to pay Sichenzia over time for the open invoices, subject to a payment schedule as defined. There was no interest payable associated with the Sichenzia Trade Payable, and as of the December 31, 2016, all balances had been repaid.

Medtech Note Payable

The Company entered into a purchase agreement to acquire ownership of or monetization rights to certain patents.  As part of the purchase agreement, the Company agreed to certain future payments of cash consideration.  The Medtech Note Payable carried an interest rate of up to 28%, and as of December 31, 2016, the Company had repaid all amounts outstanding relative to this purchase obligation.

AFCO Financing

The Company financed its Directors and Officers (“D&O”) insurance through AFCO, whereby the Company agreed to make nine (9) monthly payments commencing one month after binding of the insurance. The AFCO Financings carried an interest rate of 4.82% per annum and as of December 31, 2016, the Company had repaid all amounts outstanding relative to the D&O financing.

Siemens Purchase Payment

The Company entered into a purchase agreement to acquire ownership of certain patents.  As part of the purchase agreement, the Company agreed to certain future payments of cash consideration.  The payment obligation bears no interest and as of December 31, 2016, the Company had an outstanding obligation for purchase of certain Siemens patents in the net amount of $1,672,924, with such payments expected to be made by the September 30, 2017.

Dominion Harbor Settlement Note

The Company entered into a settlement agreement with Dominion Harbor, a former licensing agent for some of the Company’s subsidiaries, on October 29, 2015 whereby the Company agreed to issue 300,000 shares of the Company’s Common Stock to Dominion Harbor and make eight (8) payments of $25,000 each ending on October 15, 2017.  The shares issued to Dominion Harbor were valued at the quoted market price on the date of the grant of $1.71 per share or $513,000. As of December 31, 2016, $125,000 remained outstanding and the Company and Dominion Harbor subsequently agreed to make one payment of $25,000 and issue 125,000 shares of the Company’s Common Stock, which has not yet occurred as of the date of this report.

Oil & Gas Purchase Payment

The Company entered into a purchase agreement to acquire monetization rights to certain patents. As part of the purchase agreement, the Company agreed to certain future payments of cash consideration. The payment obligation bears no interest and as of December 31, 2016, the Company had an outstanding obligation for purchase of certain Siemens patents in the net amount of $944,296, with such payments expected to be made by  December 31, 2017.

3D Nano Purchase Payment

3D Nano entered into a license and purchase agreement with HP Inc. to acquire the rights to use if 3D Nano chooses, the right to exercise an option to acquire, ownership of certain patents, trade secrets and other intellectual property (the “Technology”). As part of the purchase agreement, the Company agreed to license the Technology for two payments of $100,000 each, with the first payment made in April 2016 and the second payment due by January 31, 2017. The payment obligation bears no interest and as of December 31, 2016, the Company had an outstanding obligation in the amount of $100,000, which was subsequently paid to HP in January 2017.

Future minimum principal payments are as follows:

2017	$14,014,411
2018	5,243,265

Total	$19,257,676

Office Lease

In October 2013, the Company entered into a net-lease for its current office space in Los Angeles, California.  The lease commenced on May 1, 2014 and has a term of seven years, which term expires on April 30, 2021, with monthly lease payments escalating each year of the lease.  In addition, to paying a deposit of $7,564 and the monthly base lease cost, the Company is required to pay its pro rata share of operating expenses and real estate taxes.  Under the terms of the lease, the Company will not be required to pay rent for the first five months but must remain in compliance with the terms of the lease to continue to maintain that benefit.  In addition, the Company has a one-time option to terminate the lease in the 42nd month of the lease.  Minimum future lease payments under this lease at December 31, 2016, net of the rent abatement, for the next five years are as follows:

2017	$71,288
2018	74,540
2019	77,872
2020	81,336
2021	27,504

Total	$332,540

The lease for the property maintained in Longview, Texas is month-to-month and can be cancelled upon thirty days’ notice.

Legal Proceedings

In the normal course of our business of patent monetization, it is generally necessary for us to initiate litigation in order to commence the process of protecting our patent rights. Such litigation is expected to lead to a monetization event. Accordingly, we are, and in the future, expect to become, a party to ongoing patent enforcement related litigation alleging infringement by various third parties of certain patented technologies owned and/or controlled by us. Litigation is commenced by and managed through the subsidiary that owns the related portfolio of patents or patent rights. In connection with our enforcement activities, we are currently involved in multiple patent infringement cases. As of December 31, 2016, the Company is involved into a total of 7 lawsuits against defendants in the following jurisdictions:

United States
District of Delaware	5
Central District of California	1
Eastern District of Michigan	1

On November 14, 2016, Symantec Corporation filed a complaint against Clouding Corp., a wholly-owned subsidiary of the Company, the Company and other unaffiliated parties in the Superior Court of the State of California for the County of Los Angeles, Unlimited Jurisdiction.  Symantec Corporation asserted claims against Clouding Corp. and the Company of negligent misrepresentation, fraudulent misrepresentation, intentional interference with contractual relations, violation of Business & Professions Code Section 17200, and for an accounting.  The Court has sustained in its entirety Clouding Corp.’s demurrer to Symantec Corporation’s complaint. Neither Clouding Corp. nor the Company were parties to the agreement on which the claims are based.  Clouding Corp. plans to vigorously defend against such claims and is exploring counter-claims and repayment of the Company’s legal fees.

On October 13, 2016, Liner LLP (“Liner”), a law firm, filed an arbitration request seeking payment of outstanding legal fees invoiced by Liner to Signal IP, Inc., a wholly-owned subsidiary of the Company.  The Company is preparing counter-claims against Liner for its breach of the engagement agreement and abject failure in its representation of Signal IP, Inc. The Company plans to vigorously defend against such claims and is preparing counter-claims and will seek repayment of the Company’s legal fees.

Other than as disclosed herein, we know of no other material, active or pending legal proceedings against us, nor are we involved as a plaintiff in any material proceedings or pending litigation other than in the normal course of business.